Loans and financings (Tables)	12 Months Ended
Dec. 31, 2024
Loans And Financings
Schedule of analysis of the loans and financings

					Total		Fair value
				2024	2023	2024	2023
Type	Average interest rate	Current	Non-current	Total	Total	Total	Total
Eurobonds – USD	Pre-USD 6.43%	20,399	1,210,730	1,231,129	1,212,554	1,247,522	1,207,918
BNDES	TJLP + 2.82% SELIC + 3.10% TLP - IPCA + 5.84%	23,072	154,325	177,397	208,947	156,565	187,796
Export credit notes	SOFR TERM + 2.50% SOFR + 2.40%	2,385	181,750	184,135	237,862	184,737	237,791
Debentures	CDI+ 1.50%	3,040	104,270	107,310	-	105,012	-
Other		1,987	60,675	62,662	66,203	58,779	64,497
		50,883	1,711,750	1,762,633	1,725,566	1,752,615	1,698,002
Current portion of long-term loans and financings (principal)		20,811
Interest on loans and financings		30,072

Schedule of movements in loans and financings

	2024	2023
Balance at the beginning of the year	1,725,566	1,669,259
New loans and financings- note 24 (b)	799,439	56,408
Debt issue costs	(7,577)	(74)
Interest accrual	130,896	112,612
Amortization of debt issue costs	6,182	2,362
Changes in fair value of loans and financings - note 10	3,627	525
Changes in fair value of financing liabilities related to changes in the Company's own credit risk	1,572	583
Debt modification gain - note 24 (g)	(3,142)	-
Payments of loans and financings	(681,475)	(27,087)
Foreign exchange effects	(84,387)	23,996
Interest paid on loans and financings	(128,068)	(113,018)
Balance at the end of the year	1,762,633	1,725,566

Schedule of maturity profile of the loans and financings

							2024
	2025	2026	2027	2028	2029	As from 2030	Total
Eurobonds – USD (i)	20,399	(2,609)	216,328	399,896	(541)	597,656	1,231,129
BNDES	23,072	23,642	16,714	16,714	12,142	85,113	177,397
Export credit notes	2,385	(398)	89,591	(419)	92,976	-	184,135
Debentures	3,040	(164)	(164)	(164)	(164)	104,926	107,310
Other	1,987	1,779	1,779	51,779	1,779	3,559	62,662
	50,883	22,250	324,248	467,806	106,192	791,254	1,762,633

(i) The negative balances refer to related funding costs (fee) amortization.

Schedule of analysis of the loans and financings, by currency

			2024	2023
	Current	Non-current	Total	Total
USD	22,954	1,442,480	1,465,434	1,446,225
BRL	27,929	269,270	297,199	279,341
	50,883	1,711,750	1,762,633	1,725,566

Schedule of analysis of the loans and financings, by index

			2024	2023
	Current	Non-current	Total	Total
Fixed rate	20,399	1,210,730	1,231,129	1,212,554
SOFR	2,557	231,750	234,307	233,671
TLP	12,000	146,052	158,052	174,000
CDI	3,040	104,270	107,310	54,385
TJLP	5,439	13,374	18,813	26,511
BNDES SELIC	7,448	5,574	13,022	24,445
	50,883	1,711,750	1,762,633	1,725,566